SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) (Employee Stock Option [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Number of options
Outstanding at January 1, 2013	781,832
Granted	706,000
Exercised	(49,500)
Forfeited	(300,000)
Outstanding at December 31, 2013	1,138,332	781,832
Vested and expected to vest at December 31, 2013	1,024,499
Exercisable at December 31, 2013	375,666
Weighted-average exercise price
Outstanding at January 1, 2013	$ 5.42
Granted	$ 4.34
Exercised	$ 3.80
Forfeited	$ 7.59
Outstanding at December 31, 2013	$ 4.25	$ 5.42
Vested and expected to vest at December 31, 2013	$ 4.25
Exercisable at December 31, 2013	$ 3.94
Weighted-average remaining contractual life
Outstanding at January 1, 2013	41 months	30 months 5 days
Granted	49 months 25 days
Outstanding at December 31, 2013	41 months	30 months 5 days
Vested and expected to vest at December 31, 2013	41 months
Exercisable at December 31, 2013	7 years 10 months 2 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2013	$ 122
Outstanding at December 31, 2013	7	122
Vested and expected to vest at December 31, 2013	7
Exercisable at December 31, 2013	$ 7